Financial Instruments - Maturity Dates for Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 816	$ 779
Accrued liabilities	2,611	2,356
Long-term debt	20,982	20,623
Other long-term liabilities	7,363	3,890
Interest and other financing expense	912	798	$ 728
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	21,090	$ 20,742
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Lease Payments Included In Liablities	233
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,391
1 to less than 2 years
Disclosure of detailed information about financial instruments [line items]
Lease Payments Included In Liablities	171
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,552
2 to less than 5 years
Disclosure of detailed information about financial instruments [line items]
Lease Payments Included In Liablities	391
Thereafter
Disclosure of detailed information about financial instruments [line items]
Lease Payments Included In Liablities	1,014
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,226
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable	816
Accrued liabilities	2,611
Other long-term liabilities	370
Liquidity risk | Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,391
Interest and other financing expense	881
Liquidity risk | 1 to less than 2 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	196
Liquidity risk | 1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,552
Interest and other financing expense	813
Liquidity risk | 2 to less than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	436
Liquidity risk | 2 to less than 5 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,921
Interest and other financing expense	1,771
Liquidity risk | Thereafter
Disclosure of detailed information about financial instruments [line items]
Accounts payable	0
Accrued liabilities	0
Other long-term liabilities	1,014
Liquidity risk | Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,226
Interest and other financing expense	$ 4,856